DERIVATIVE FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2016
DERIVATIVE FINANCIAL INSTRUMENTS
Schedule of fair value of derivative instruments

	Balance Sheet Location	2015	2016	2016
		RUB	RUB	$
Foreign exchange contracts	Other accrued liabilities	92	59	1.0
Total derivative liabilities		92	59	1.0